Asset Impairment (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Asset Impairment [Line Items]
Number of aircraft owned	1,132
Flight equipment held for operating leases, net	$ 31,984,668	$ 8,085,947	$ 7,261,899
Impairment charges	$ 21,828	$ 25,616	$ 12,625
Number of engines impaired	3
A320-200 Aircraft [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	2
B-757-200 [Member]
Asset Impairment [Line Items]
Number of aircraft impaired	6
Minimum [Member]
Asset Impairment [Line Items]
Aircraft impairment analysis, age of aircraft	15 years